Long-Term Debt - Term Loan (Details) - USD ($) $ in Thousands				1 Months Ended				12 Months Ended
	Oct. 29, 2021	Dec. 17, 2020	Apr. 18, 2019	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Debt Instrument [Line Items]
Principal amount						$ 53,500
Repayments of debt								$ 25,283	$ 420
Term loan
Debt Instrument [Line Items]
Repayments of debt	$ 20,700
Term loan
Debt Instrument [Line Items]
Principal amount			$ 5,200			$ 35,000
Debt term		2 years	4 years			30 months
Outstanding debt								0	5,150
Principal payments									$ 0	$ 900
Variable rate (as a percent)						9.00%
Deferral of principal payments, period						5 months
Repayments of debt						$ 4,300
Deferred loan fees written off								$ 600
Borrowings					$ 5,000	15,000
Effective interest rate during period (as a percent)								3.20%	4.00%
Term loan | Interest Expense
Debt Instrument [Line Items]
Deferred loan fees written off						$ 100
Term loan | Prime
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			0.25%			5.75%
Line of credit
Debt Instrument [Line Items]
Outstanding debt								$ 3,000	$ 0
Line of credit | Revolving Credit Facility
Debt Instrument [Line Items]
Principal amount				$ 10,000		$ 10,000
Debt term				10 months
Outstanding debt								7,000
Variable rate (as a percent)				5.75%
Line of credit | Prime | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)				2.50%
Equipment loan
Debt Instrument [Line Items]
Principal amount		$ 8,500				$ 8,500
Debt term							3 years
Outstanding debt								$ 5,089	$ 2,081
Effective interest rate during period (as a percent)								2.70%